Long Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Investment [Line Items]
Long term investments	$ 10,271		$ 8,779
Chengdu-Medical | Equity Method Investments
Investment [Line Items]
Long term investments	6,154	[1]	5,909	[1]
iSS-Foshan | Equity Method Investments
Investment [Line Items]
Long term investments	2,203	[2]	1,175	[2]
Other | Equity Method Investments
Investment [Line Items]
Long term investments	219		165
Dynomedia Inc | Cost-method Investments
Investment [Line Items]
Long term investments	1,530	[3]	1,530	[3]
Microsoft Innovation | Cost-method Investments
Investment [Line Items]
Long term investments	$ 165	[4]

[1]	In September 2011, iSoftStone WOFE and Chengdu Investment Holding Group Ltd., a government investment group, jointly established Chengdu Medicine & Health Network Management Company Limited ("Chengdu-Medical") in Chengdu to design, build, and operate a healthcare data exchange network. The Group invested $7,785 to hold 49% of the equity of Chengdu-Medical and accounts for the investment using equity method. In January 2012, the Group transferred 9.8% of its equity interest in Chengdu-Medical to an unrelated Chengdu company, for an exchange of certain intellectual property rights relating to cloud computing. After the completion of the exchange, the Group holds 39.2% equity interest in Chengdu-Medical. The Group recognized share of loss of $95 and $303 during the year ended December 31, 2011 and 2012, respectively. The Group recognized share of gain of $72 in the year ended December 31, 2013.
[2]	In September 2012, iSoftStone WOFE and another two independent y investors established Guangdong IoT iSoftStone Information Technology Company Limited ("iSS-Foshan"). The Group invested $1,429 to hold 49% of the equity of iSS-Foshan. As the Group has the ability to exercise significant influence over the operating and financial decisions, equity method is used to account for the investment. In October 2013, the Group participated a capital call and contributed additional capital of $1,408 to iSS-Foshan to maintain 49% equity interest. During the year ended December 31 2012 and 2013, the Group recognized share of loss in iSS-Foshan at $200 and $414, respectively.
[3]	In June 2011, iSoftStone Holding invested a total of $1,530 to acquire 23.4% of total equity in the form of series B preferred shares of Dynomedia to expand its service lines to e-Publishing market for both domestic Chinese and global clients. The Group determined and applied the cost method to account for the investment as the investment in preferred shares is not in-substance common stock.
[4]	In December 2013, iSoftStone Tianjin invested $165 to hold 11.1% of equity interest in setting up Changchun Microsoft Innovation Center Co. (" Microsoft Innovation"), Ltd. with other third party investors. The Group determined and applied the cost method to account for the investment in Microsoft Innovation.